SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were issued and determined that, other than the event described below, there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

As of June 30, 2026, the Company had repurchased 1,076,610 Class A ordinary shares for an aggregate purchase price of US$997,898, including brokerage commissions and other transaction costs, and completed the share repurchase program.